Other Operational Gain	12 Months Ended
Dec. 31, 2013
Other Operational Gain [Abstract]
Other Operational Gain
11.      Other Operational Gain:
Other operational gain for the year ended December 31, 2011, totaled $9,260 and comprised of a consideration received of $9,000, related to the settlement of a commercial claim with Oldendorff Gmbh & Co. KG (Note 17.1.(a)), and a gain of $260 relating to a hull and machinery claim. For the year ended December 31, 2012, other operational gain totaling of $3,507, mainly consisted of $2,514 and $157, which represented non-recurring revenues from the settlement of two commercial claims (Note 17.1 (b) and (d)) and a gain from hull & machinery claim amounting to $812. For the year ended December 31, 2013, other operational gain totaled to $3,787 and mainly comprised of amounts $2,500 and $177, in connection with the settlement of two commercial claims (Note 17.1 (b) and (d)) and an amount of $1,030 regarding a gain from hull and machinery claim.